Initial Public Offering (Details) - A PARADISE ACQUISITION CORP. - A PARADISE ACQUISITION CORP.	Jul. 31, 2025 right $ / shares shares
Public right
Initial Public Offering [Line Items]
Number of rights | right	1
Class A
Initial Public Offering [Line Items]
Number of shares (in shares)	1
IPO | Class A
Initial Public Offering [Line Items]
Number of units sold (in shares)	20,000,000
Stock price (in dollars per share) | $ / shares	$ 10